UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22485

Avenue Income Credit Strategies Fund
(Exact name of registrant as specified in charter)

399 Park Avenue, 6th Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Randolph Takian Avenue Capital Group 399 Park Avenue, 6th Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 878-3500

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments. — The schedule of investments for the period ended July 31, 2011, is filed herewith.

Avenue Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS

July 31, 2011 (Unaudited)

Security Description	Coupon	Maturity		Principal Amount (000)		Value

CORPORATE BONDS & NOTES — 103.7%
AIRLINES — 3.8%
US Airways 2000-3C Pass Through Trust	8.39%	3/1/2022			$5,784	$5,263,476
AUTO COMPONENTS — 1.6%
The Goodyear Tire & Rubber Co.	8.75%	8/15/2020			2,000	2,240,000
COMMERCIAL BANKS — 9.8%
CIT Group, Inc.	7.00%	5/1/2017			6,000	6,015,000
Lloyds Banking Group Capital No.1 PLC (a)	7.88%	11/1/2020			4,200	3,937,500
Royal Bank of Scotland Group PLC	7.65%	8/29/2049			4,000	3,450,000
						13,402,500
COMPUTERS & PERIPHERALS — 3.8%
Seagate HDD Cayman (a)	7.75%	12/15/2018			5,000	5,250,000
CONTAINERS & PACKAGING — 2.1%
Ardagh Packaging Finance PLC (a)	9.25%	10/15/2020		EUR	2,000	2,859,430
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
Intelsat Luxembourg SA	11.25%	2/4/2017			$3,000	3,210,000
FOOD & STAPLES RETAILING — 5.2%
Rite Aid Corp.	7.50%	3/1/2017			7,000	7,140,000
HEALTH CARE PROVIDERS & SERVICES — 8.4%
HCA, Inc.:
	7.05%	12/1/2027			745	659,325
	7.50%	11/6/2033			120	108,300
	7.50%	11/15/2095			3,000	2,460,000
	7.58%	9/15/2025			555	523,087
	7.69%	6/15/2025			900	855,000
	7.75%	7/15/2036			525	481,688
Tenet Healthcare Corp.:
	6.88%	11/15/2031			4,000	3,320,000
	8.00%	8/1/2020			3,000	3,060,000
						11,467,400
HOTELS, RESTAURANTS & LEISURE — 13.9%
Boyd Gaming Corp., Series 1 (a)	9.13%	12/1/2018			6,000	6,187,500
Punch Taverns Finance Ltd.:
	5.94%	12/30/2024		GBP	4,000	5,252,644
	7.37%	6/30/2022	(a)		1,079	1,619,897
Unique Pub Finance Co. PLC:
	5.66%	6/30/2027			1,000	1,242,483
	6.54%	3/30/2021			3,300	4,678,681
						18,981,205
HOUSEHOLD DURABLES — 3.4%
K Hovnanian Enterprises, Inc.	10.63%	10/15/2016			$5,000	4,637,500
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.6%
GenOn Energy, Inc.	9.50%	10/15/2018			6,000	6,285,000
INSURANCE — 3.1%
American International Group, Inc. (a)	8.00%	5/22/2038		EUR	3,000	4,246,037
MARINE — 3.9%
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., Series 1 (a)	8.13%	12/15/2019			$5,700	5,286,750
MEDIA — 4.6%
Sinclair Television Group, Inc.	8.38%	10/15/2018			6,000	6,345,000
OIL, GAS & CONSUMABLE FUELS — 4.9%
Connacher Oil and Gas Ltd. (a)	8.50%	8/1/2019			4,000	3,850,000
Offshore Group Investments Ltd.	11.50%	8/1/2015			2,640	2,923,800
						6,773,800
ROAD & RAIL — 11.7%
Nobina Europe AB	9.13%	8/1/2012		EUR	5,600	7,965,962

See Accompanying Notes to Schedule of Investments

1

Security Description	Coupon	Maturity	Principal Amount (000)		Value

Swift Services Holdings, Inc.	10.00%	11/15/2018		$7,500	$8,071,875
					16,037,837
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Micro Devices, Inc.	7.75%	8/1/2020		4,000	4,210,000
SPECIALTY RETAIL — 8.6%
CDW LLC / CDW Finance Corp. (a)	8.00%	12/15/2018		2,000	2,110,000
Gymboree Corp.	9.13%	12/1/2018		10,000	9,650,000
					11,760,000
TRADING COMPANIES & DISTRIBUTORS — 4.9%
RSC Equipment Rental Inc/RSC Holdings III LLC	8.25%	2/1/2021		6,500	6,711,250
TOTAL CORPORATE BONDS & NOTES (Cost $144,197,837)					142,107,185

SENIOR LOANS — 24.2%
CHEMICALS — 4.8%
Ineos Holdings Ltd. Term Loan D (b)	9.00%	6/16/2015	EUR	4,400	6,566,020
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.1%
Tyrol Acquisitions 2 SAS Term Loan 2nd Lien (b) (c)	0.00%	6/30/2016		4,660	5,144,700
Tyrol Acquisitions 2 SAS Term Loan B/C (b) (c)	0.00%	1/31/2016		1,530	1,861,828
					7,006,528
ENERGY EQUIPMENT & SERVICES — 1.5%
Abbot Group Ltd. Term Loan B2 (b)	5.19%	3/15/2016		$1,700	1,547,000
Abbot Group Ltd. Term Loan C2 (b)	5.44%	3/15/2017		250	228,750
Abbot Group Ltd. Term Loan C3 (b)	5.44%	3/15/2017		250	228,750
					2,004,500
HOTELS, RESTAURANTS & LEISURE — 7.5%
MGM Mirage Term Loan E (b)	7.00%	2/21/2014		5,000	4,899,500
Travelodge Hotels Term Loan B (b)	4.61%	10/13/2014	GBP	1,830	2,708,487
Travelodge Hotels Term Loan C (b)	5.14%	10/13/2015		1,830	2,723,506
					10,331,493
MEDIA — 5.3%
Lavena Holdings Revolver (b)	3.73%	4/10/2015	EUR	3,750	4,607,059
Lavena Holdings Term Loan B/C (b) (c)	0.00%	4/10/2015-4/9/2016		2,000	2,600,299
					7,207,358
TOTAL SENIOR LOANS (Cost $34,166,418)					33,115,899
TOTAL INVESTMENTS — 127.9% (Cost $178,364,255)					175,223,084
OTHER ASSETS & LIABILITIES — (27.9)%					(38,183,304)
NET ASSETS — 100.0%					$137,039,780

Percentages are calculated as a percentage of net assets as of July 31, 2011.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

(b) Variable rate security. Rate shown is rate in effect at July 31, 2011.

(c) Coupon to be determined after July 31, 2011.

See Accompanying Notes to Schedule of Investments

2

Avenue Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS (concluded)

July 31, 2011 (Unaudited)

Settlement Date	Amount		Value	In Exchange for U.S. $	Net Unrealized Appreciation (Depreciation)	Counterparty

FORWARD FOREIGN CURRENCY CONTRACTS TO BUY:
08/15/2011	6,201,754	EUR	$8,908,798	$8,824,268	$84,529	State Street Bank And Trust Co.
08/15/2011	222,415	GBP	365,035	356,490	8,546	State Street Bank And Trust Co.
					93,075

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:
08/15/2011	25,600,117	EUR	36,774,480	37,604,760	830,280	State Street Bank And Trust Co.
08/15/2011	11,570,901	GBP	18,990,546	19,066,195	75,649	State Street Bank And Trust Co.
					905,929
	TOTAL				$999,004

EUR - Euro Currency

GBP - Great British Pound

Geographic Allocation of Investments:

Country	Percentage of Net Assets	Value
United States	79.4%	$108,940,088
United Kingdom	25.1	34,183,718
Sweden	5.8	7,965,962
Germany	5.3	7,207,358
France	5.1	7,006,528
Canada	2.8	3,850,000
Luxembourg	2.3	3,210,000
Ireland	2.1	2,859,430
Total Investments	127.9%	$175,223,084

(a) The geographic allocation is based on where the Investment Adviser believes the country of risk to be.  Country of risk is traditionally the country where the majority of the company’s operations are based or where it is headquartered.

See Accompanying Notes to Schedule of Investments

3

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2011 (Unaudited)

1. Organization

Avenue Income Credit Strategies Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund commenced operations on January 27, 2011. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of 5,240 common shares of beneficial interest (“Common Shares”) in the Fund to Avenue Capital Management II, L.P. (the “Investment Adviser”) at a price of $19.10 per share.

2. Significant Accounting Policies

SECURITY VALUATION — Debt obligations (including convertible bonds) are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institutional-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

Where reliable market quotes are not readily available, loans and debt obligations are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Any investment and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

Forward foreign currency contracts are valued using quoted foreign exchange rates. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s net asset value was last calculated, such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized as incurred.

SENIOR LOANS — The Fund purchases assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2011 (Unaudited)

FOREIGN CURRENCY TRANSLATION — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund may enter into such forward contracts for hedging purposes. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain (loss) reflected in the Fund’s Schedule of Investments.

REPURCHASE AGREEMENTS — The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn incremental income on temporarily available cash which would otherwise be uninvested. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government securities and those of its agencies or instrumentalities, at a value not less than the repurchase price is held by the custodian bank for the benefit of the Fund until maturity of the repurchase agreement. Repurchase agreements involve certain risks, including in the event of default by the other party.

3. Derivative Instruments and Hedging Activities

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency contracts.

At July 31, 2011, the fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,114,853 and $(115,849), respectively.

4. Unrealized Appreciation/(Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$178,364,255

Gross unrealized appreciation	$1,239,040
Gross unrealized depreciation	(4,380,211)
Net unrealized depreciation	$(3,141,171)

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2011 (Unaudited)

5. Fair Value Measurements

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

•      Level 1 — Prices are determined using quoted prices in an active market for identical assets.

•      Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

•      Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2011. The Schedule of Investments includes disclosure of each security type by category and/or industry. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the Schedule of Investments may materially differ from the value received upon actual sale of those investments.

During the period ended July 31, 2011, there were no significant transfers between investment levels.

	Quoted
	Prices in
	Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments in an Asset Position
Corporate Bonds and Notes	$—	$142,107,185	$—	$142,107,185
Senior Loans	—	33,115,899	—	33,115,899
Forward Foreign Currency Contracts	—	1,114,853	—	1,114,853
Total Investments in an Asset Position	$—	$176,337,937	$—	$176,337,937
Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(115,849)	$—	$(115,849)
Total Investments in a Liability Position	$—	$(115,849)	$—	$(115,849)

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (concluded)

July 31, 2011 (Unaudited)

For information related to geographical and industry categorization of investments and types of derivative contracts held, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Avenue Income Credit Strategies Fund

By	/s/ Randolph Takian
Randolph Takian
Trustee, Chief Executive Officer and President (Principal Executive Officer)

Date	September 28, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Randolph Takian
Randolph Takian
Trustee, Chief Executive Officer and President (Principal Executive Officer)

Date	September 28, 2011

By	/s/ Robert Ollwerther
Robert Ollwerther
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 28, 2011